Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 23,211	kr 32,188
Included in the income statement
Current service cost	2,291	2,772
Past service cost and gains and losses on settlements	179	311
Interest cost/income (+/–)	468	241
Taxes and administrative expenses	78	62
Other	101	44
Components of defined benefit cost recognized	3,117	3,430
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(663)	14,135
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	267	1,118
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(943)	(29,031)
Experience-based gains/losses (–/+)	347	3,236
Total remeasurements	(992)	(10,542)
Translation difference	(69)	84
Contributions and payments from:
Employers	(2,331)	(1,954)
Plan participants	8	9
Benefit payments	(2)	0
Settlements	0	(4)
Other	0	0
Closing balance	22,942	23,211
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	83,691	113,543
Included in the income statement
Current service cost	2,291	2,772
Past service cost and gains and losses on settlements	179	311
Interest cost/income (+/–)	2,839	1,716
Taxes and administrative expenses	0	0
Other	108	43
Components of defined benefit cost recognized	5,417	4,842
Remeasurements
Return on plan assets excluding amounts in interest expense/income	0	0
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	267	1,118
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(943)	(29,031)
Experience-based gains/losses (–/+)	347	3,236
Total remeasurements	(329)	(24,677)
Translation difference	(179)	3,381
Contributions and payments from:
Employers	(1,737)	(1,302)
Plan participants	350	334
Benefit payments	(1,294)	(1,806)
Settlements	(488)	(10,759)
Other	104	135
Closing balance	85,535	83,691
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(60,480)	(81,355)
Included in the income statement
Current service cost	0	0
Past service cost and gains and losses on settlements	0	0
Interest cost/income (+/–)	(2,371)	(1,475)
Taxes and administrative expenses	78	62
Other	(7)	1
Components of defined benefit cost recognized	(2,300)	(1,412)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(663)	14,135
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	0	0
Actuarial gains/losses (–/+) arising from changes in financial assumptions	0	0
Experience-based gains/losses (–/+)	0	0
Total remeasurements	(663)	14,135
Translation difference	110	(3,297)
Contributions and payments from:
Employers	(594)	(652)
Plan participants	(342)	(325)
Benefit payments	1,292	1,806
Settlements	488	10,755
Other	(104)	(135)
Closing balance	kr (62,593)	kr (60,480)